Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Loss for the period	£ (6,061)	£ (4,470)	£ (10,027)	£ (9,827)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	1	6	22	1
Other comprehensive income for the period	1	6	22	1
Total comprehensive loss for the period	(6,060)	(4,464)	(10,005)	(9,826)
Attributable to:
Equity holders of the Company	£ (6,060)	£ (4,464)	£ (10,005)	£ (9,826)